THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%

	Shares	Value

CONSUMER DISCRETIONARY — 16.2%
Dollar General	46,125	$10,774,800
Lowe’s	55,545	11,567,246
NIKE, Cl B	63,145	8,040,253
Starbucks	66,500	7,257,810
TJX	134,800	11,034,728

		48,674,837

CONSUMER STAPLES — 10.3%
Coca-Cola	84,500	5,181,540
Costco Wholesale	24,440	12,492,262
PepsiCo	78,600	13,442,172

		31,115,974

FINANCIAL SERVICES — 12.6%
Aon PLC, Cl A	19,395	6,180,799
BlackRock, Cl A	16,240	12,329,570
JPMorgan Chase	74,305	10,399,728
S&P Global	24,015	9,004,184

		37,914,281

HEALTH CARE — 18.9%
Becton Dickinson	31,055	7,832,692
CVS Health	118,250	10,432,015
Johnson & Johnson	55,340	9,043,663
Medtronic	109,215	9,140,203
Thermo Fisher Scientific	11,430	6,518,872
UnitedHealth Group	27,575	13,765,164

		56,732,609

INDUSTRIAL — 11.2%
Honeywell International	49,275	10,272,852
Raytheon Technologies	170,455	17,019,932
United Parcel Service, Cl B	34,385	6,369,133

		33,661,917

INFORMATION SERVICES — 23.4%
Accenture, Cl A	48,175	13,443,234
Apple	112,270	16,199,438

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION SERVICES — continued
Mastercard, Cl A	40,535	$15,022,271
Microsoft	50,000	12,390,500
Oracle	78,235	6,920,668
Texas Instruments	37,205	6,593,098

		70,569,209

MATERIALS — 5.1%
Air Products and Chemicals	24,860	7,967,879
DuPont de Nemours	100,700	7,446,765

		15,414,644

TOTAL COMMON STOCK

(Cost $149,614,912)		294,083,471

CASH EQUIVALENT (A) — 2.5%

SEI Daily Income Trust, Government Fund, Institutional Class, 4.000%
(Cost $7,661,601)	7,661,601	7,661,601

TOTAL INVESTMENTS — 100.2%

(Cost $157,276,513)		$301,745,072

Percentages are based on Net Assets of $300,992,938.
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-3900

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